UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga- 1(c)(2)(ii) [ ]

   X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001791685 (BRAVO III Residential Funding II Ltd)

BRAVO Residential Funding Trust 2019-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kenton T. Smith, Director, 949-720-6652
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.           Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS- 15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.               Exhibits

99.1       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Exception Detail Report
Schedule 3—Payment History Report

99.2       Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative
Schedule 2—Title Lien and DQ Tax Report

SIGNATURE

Pursuant to the requirement of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized

Dated:  October 30, 2019

BRAVO III Residential Funding II LTD (Securitizer)

By:	/s/ Kenton T. Smith
Name: Kenton T. Smith
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative
Schedule 2—Exception Detail Report
Schedule 3—Payment History Report

99.2       Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title Lien and DQ Tax Report